Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Revenues
Licensing (Note 3)	$ 1,114,031	$ 1,370,607	$ 5,025,350
Up-front fees (Note 3)	2,366,485	342,124	479,102
Revenues	3,480,516	1,712,731	5,504,452
Cost of good sold
Cost of goods sold	33,068	124,870	704,006
Gross Margin	3,447,448	1,587,861	4,800,446
Expenses
Research and development	6,608,794	10,827,293	9,271,353
Selling, general and administrative	4,167,801	3,476,450	3,287,914
Depreciation (Note 5)	505,803	610,384	506,961
Expenses	11,282,398	14,914,127	13,066,228
Loss from operations	(7,834,950)	(13,326,266)	(8,265,782)
Net foreign exchange (loss) gain	(25,498)	8,592	(80,093)
Interest income	13,535	227	15,037
Interest expense	(247,516)	(255,231)	(389,239)
Financing cost (Note 10)	0	(174,802)	(137,363)
Gain on settlement of convertible debt (Note 7)	4,419	0	0
Net loss before income taxes	(8,090,010)	(13,747,480)	(8,857,440)
Provision for income taxes (Note 15)
Current tax expense	5,678	0	0
Deferred tax recovery	(11,042)	0	0
Net loss and comprehensive loss	$ (8,084,646)	$ (13,747,480)	$ (8,857,440)
Loss per common share, basic and diluted	$ (0.37)	$ (2.89)	$ (2.86)
Weighted average number of common shares outstanding, basic and diluted	21,580,059	4,762,274	3,101,448